CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main components of financing activities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Bank overdrafts		$ 10,925	$ 4,558
Notes	$ 28,075	30,660
Bank and other financial entities loans	24,830	36,723	53,600
Loans for purchase of equipment	3,123	1,344
Total financial debt proceeds	56,028	79,652	58,158
Bank overdrafts	(6,908)	(1)
Notes	(9,621)	(4,162)	(8,178)
Bank and other financial entities loans	(46,624)	(45,532)	(701)
Loans for purchase of equipment	(2,240)		(570)
Total payment of debt	(65,393)	(49,695)	(9,449)
Bank overdrafts	(3,967)	(1,321)	(197)
Notes	(5,701)	(1,537)	(3,161)
Bank and other financial entities loans	(9,038)	(9,699)	(5,000)
By NDF, purchase of equipment and others	(2,145)	1,811	560
Total payment of interest and related expenses	$ (20,851)	$ (10,746)	$ (7,798)